Trade Receivables - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade receivables [line items]
Total trade receivables	€ 29,187	€ 40,967	€ 37,549
Trade receivables due from related parties	5,235	9,333
Currency denominated, foreign currency [member]
Disclosure of Trade receivables [line items]
Total trade receivables	€ 19,807	€ 26,490